ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of components of accrued expenses and other payables

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Payables for purchase of property, equipment and software	1,431,547	1,427,727
Payroll and welfare payables	477,367	440,160
Consideration due to the original shareholders of BJ TenxCloud (1)	229,323	229,323
Liability classified share-based payments (1)	149,612	149,612
Accrued service fees	126,001	73,564
Payables for office supplies and utilities	105,871	88,634
Payables for acquisitions and long-term investments	99,340	47,805
Value-added tax and other taxes payable	35,391	28,634
Interest payables	77,168	23,792
Others	51,482	18,333
	2,783,102	2,527,584
(1)	On July 15, 2021, the Company acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders. The balance of consideration due to original shareholders represented the amounts the selling shareholders claimed according to the acquisition agreement.